                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-11235
                                                              File No. 811-04973

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
                                                   ---------
         Post-Effective Amendment No.                 41                     /X/
                                                   ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                                41
                                                   ---------

                             VOYAGEUR INSURED FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             January 3, 2007

It is proposed that this filing will become effective:

    /X/     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

     /    / This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Class A, B and C shares of the
Registrant's  Delaware  Tax-Free  Arizona Fund series.  The Registrant is filing this  Amendment for the purpose of revising the investment  strategies  for, and changing the name of, the Delaware  Tax-Free  Arizona Fund  (formerly,  Delaware
Tax-Free  Arizona  Insured Fund) (the "Fund").  The  prospectus  relating to the other series of the Registrant is not amended or superseded hereby.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 41 to Registration File No. 033-11235 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectus

         4.       Part B - Statement of Additional Information(1)

         5.       Part C - Other Information(2)

         6.       Signatures

         7.       Exhibits

This  Post-Effective  Amendment  relates  to the  Class A, B and C shares of the
Registrant's Delaware Tax-Free Arizona Fund (formerly, Delaware Tax-Free Arizona
Insured Fund).

     (1)  The Registrant's  Statement of Additional  Information is incorporated
          into  this  filing  by   reference   to  the   electronic   filing  of
          Post-Effective  Amendment No. 32 to the Registration Statement on Form
          N-1A of Voyageur Mutual Funds, File No. 033-63238,  filed January 3,
          2007.

     (2)  Items  26 and 27 to  Part  C are  incorporated  into  this  filing  by reference to the electronic filing of Post-Effective  Amendment No. 32 to the  Registration  Statement on Form N-1A of Voyageur Mutual Funds,
          File No. 033-63238, filed January 3, 2007.

                                                                        Delaware
                                                                  Investments(R)
                                             A member of Lincoln Financial Group

FIXED INCOME

PROSPECTUS                  January 3, 2007

DELAWARE TAX-FREE ARIZONA FUND                       CLASS A * CLASS B * CLASS C

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ACCURACY  OF  THIS   PROSPECTUS,   AND  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------- -----------
Table of contents
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
Fund profile                                                        Page
Delaware Tax-Free Arizona Fund
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
How we manage the Fund                                              Page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
Who manages the Fund                                                Page
Investment manager
Portfolio managers
Manager of managers structure
Who's who?
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
About your account                                                 Page
Investing in the Fund
   Choosing a share class
   Dealer compensation
Payment to intermediaries
How to reduce your sales charge
How to buy shares
Fair valuation
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions and taxes
--------------------------------------------------------------- -----------

--------------------------------------------------------------- -----------
Financial highlights                                                Page
--------------------------------------------------------------- -----------
Glossary                                                            Page
--------------------------------------------------------------- -----------
Additional Information                                              Page
--------------------------------------------------------------- -----------

Profile:  Arizona  Tax-Free Fund (formerly,  Delaware  Tax-Free  Arizona Insured
Fund)

What are the Fund's goals?
Delaware  Tax-Free  Arizona Fund seeks as high a level of current  income exempt from federal  income tax and from the Arizona state  personal  income tax, as is consistent with  preservation of capital.  Although the Fund will strive to meet this goal, there is no assurance that it will.

What are the Fund's main investment strategies? Under normal circumstances,  the
Fund will  invest at least 80% of its net  assets in  municipal  securities  the income from which is exempt from federal  income  taxes,  including  the federal alternative minimum tax, and from Arizona state personal income taxes. This is a fundamental  investment policy that may not be changed without prior shareholder approval.

Municipal debt  obligations  are issued by state and local  governments to raise funds for various public purposes such as hospitals, schools and general capital expenses.  The Fund will  invest its assets in  securities  with  maturities  of various lengths,  depending on market conditions.  We will attempt to adjust the average  maturity of the bonds in the  portfolio  to provide a high level of tax exempt income consistent with  preservation of capital.  The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain  segment of the  municipal  bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between five and 30 years.

What are the main risks of investing  in the Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment in the Fund will increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio.  The Fund will be affected  primarily by adverse  changes in interest rates.  For example,  when interest rates rise, the value of bonds in the Fund's portfolio will likely  decline.  This generally  affects  securities with longer maturities  more  than  those  with  shorter  maturities.  The  Fund may also be affected by the ability of individual  municipalities  to pay interest and repay principal  on the bonds they  issue.  Weak  economic  conditions  in Arizona may hinder that ability. The Fund is non-diversified as defined under the Investment
Company  Act of 1940,  as amended  (1940  Act) which  means that it may invest a greater percentage of its assets in a single issuer than a diversified fund, and may be subject to greater risk of loss than if it were diversified. Under normal circumstances, the Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Income from these securities would be taxable for investors subject to that tax.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [ ].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to  discuss  the Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has the Delaware Tax-Free Arizona Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past 10 calendar  years, as well as the average annual returns of Class A, B and C shares for  one-year,  five-year  and  10-year  periods.  The Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during the  periods.  The  returns  would be lower  without  the caps.  Please  see the footnotes on page [ ] for additional information about the expense caps.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

--------- -------- -------- --------- ---------- -------- -------- -------- -------- ------
    1996      1997     1998      1999       2000     2001     2002     2003     2004   2005
--------- -------- -------- --------- ---------- -------- -------- -------- -------- ------
   4.08%    8.96%    5.73%    -4.02%     11.18%    4.48%    8.92%    4.61%    4.57%    3.35%
--------- -------- -------- --------- ---------- -------- -------- -------- -------- ------

As of September 30, 2006, the Fund's Class A shares had a calendar  year-to-date return of 3.24%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 4.95% for the quarter ended September 30, 2002 and its lowest quarterly return was -2.54% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average annual returns shown in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05
------------------------------------------------- --------- --------- ----------
                                                    1 year   5 years   10 years
------------------------------------------------- --------- --------- ----------
Class A return before taxes                        (1.30)%     4.20%      4.62%
------------------------------------------------- --------- --------- ----------
Class A return after taxes on distributions        (1.30)%     4.10%      4.57%
------------------------------------------------- --------- --------- ----------
Class A return after taxes on distributions
and sale of Fund shares                              0.55%     4.19%      4.59%
------------------------------------------------- --------- --------- ----------
Class B return before taxes*                      (1.39%)%     4.13%      4.47%
------------------------------------------------- --------- --------- ----------
Class C return before taxes*                         1.67%     4.41%      4.32%
------------------------------------------------- --------- --------- ----------
Lehman Brothers Municipal Bond Index (reflects
no deduction for fees, expenses or taxes)            3.51%     5.59%      5.71%
------------------------------------------------- --------- --------- ----------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Municipal  Bond  Index.  The Index  measures  the total  return  performance  of long-term,  investment-grade  tax-exempt bonds with maturities  greater than two years.  You should  remember  that,  unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns  assume  redemption  of shares at end of period.  The 10-year return  for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed, the returns before taxes for the Fund's
     Class B would be 2.58%,  4.38% and 4.47% for the  one-year,  five-year  and
     10-year periods,  respectively, and Class C would be 2.67%, 4.41% and 4.32%
     for the one-year, five-year and 10-year periods, respectively.

What are the Fund's fees and expenses?

----------------------------- ----------------------------- ----------- ----------- -----------
Sales charges are fees paid   CLASS                                  A           B           C
directly from your            ----------------------------- ----------- ----------- -----------
investments when you buy or   Maximum sales charge (load)
sell shares of the Fund.      imposed on purchases as a
                              percentage of offering
                              price                              4.50%        none        none
                              ----------------------------- ----------- ----------- -----------
                              Maximum contingent deferred
                              sales charge (load) as a
                              percentage of original
                              purchase price or
                              redemption price, whichever
                              is lower                         none(1)    4.00%(2)    1.00%(3)
                              ----------------------------- ----------- ----------- -----------
                              Maximum sales charge (load)
                              imposed on reinvested
                              dividends                           none        none        none
                              ----------------------------- ----------- ----------- -----------
                              Redemption fees                     none        none        none
----------------------------- ----------------------------- ----------- ----------- -----------
                                                                     A           B           C
----------------------------- ----------------------------- ----------- ----------- -----------
Annual fund operating         Management fees(4)                 0.50%       0.50%       0.50%
expenses are deducted from    ----------------------------- ----------- ----------- -----------
the Fund's assets.            Distribution and service
                              (12b-1) fees                       0.25%       1.00%       1.00%
                              ----------------------------- ----------- ----------- -----------
                              Other expenses                     0.15%       0.15%       0.15%
                              ----------------------------- ----------- ----------- -----------
                              Total annual fund operating
                              expenses                           0.90%       1.65%       1.65%
                              ----------------------------- ----------- ----------- -----------
                              Fee waivers and payments         (0.15%)     (0.15%)     (0.15%)
                              ----------------------------- ----------- ----------- -----------
                              Net expenses                       0.75%       1.50%       1.50%
----------------------------- ----------------------------- ----------- ----------- -----------

----------------------------- -------- --------- --------- ----------- ----------- ------------
This example is intended to   CLASS(6)        A         B           B           C            C
help you compare the cost                                           (if                    (if
of investing in the Fund                                      redeemed)               redeemed)
to the cost of investing in   -------- --------- --------- ------------- ---------- -----------
other mutual funds.  We       1 year     $523      $153          $553       $153        $253
show the cumulative amount    -------- --------- --------- ------------- ---------- -----------
of Fund expenses on a         3 years    $710      $506          $731       $506        $506
hypothetical investment       -------- --------- --------- ------------- ---------- -----------
of $10,000 with an annual     5 years    $912      $883          $1,033     $883        $883
5% return over the time       -------- --------- --------- ------------- ---------- -----------
shown.(5)  This example       10 years   $1,495    $1,742        $1,742     $1,942      $1,942
reflects the net operating    -------- --------- --------- ------------- ---------- -----------
expenses for the
one-year contractual period
and total operating
expenses without expense
waivers for years two
through 10.  This is an
example only, and does not
represent future expenses,
which may be greater or
less than those shown here.
----------------------------- -------- --------- --------- ----------- ----------- ------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The investment  manager  (Manager) has contracted to waive all or a portion of its investment  advisory fees and/or reimburse expenses through December
     31,  2007  in  order  to  prevent  total  annual  fund  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  brokerage  fees, certain insurance costs and non-routine expenses or costs,  including,  but not limited to,  those  relating to  reorganizations,  litigation,  certain
     Trustee  retirement  plan  expenses,  conducting  shareholder  meetings and liquidations  [collectively,  "non-routine expenses"]) from exceeding 0.50%
     of  average   daily  net  assets.   For  purposes  of  these   waivers  and
     reimbursements, non-routine expenses may also include such additional costs and  expenses as may be agreed  upon from time to time by the Fund's  Board and the Manager.

(5)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(6)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the fund.

The Fund will invest primarily in tax-exempt obligations of issuers in Arizona.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

The Fund may also invest in securities of U.S.  territories  and  possessions to the extent that these securities are tax-exempt under Arizona's tax code.

We will generally  invest in securities  for income rather than seeking  capital appreciation  through  active  trading.  However,  we may sell  securities for a variety  of  reasons  such as: to  reinvest  the  proceeds  in  higher  yielding securities,  to eliminate  investments not consistent  with the  preservation of capital,  to honor redemption  requests or if a credit situation  weakens.  As a result,  we may  realize  losses or  capital  gains  which  could be  taxable to shareholders.

The Fund will generally have a  dollar-weighted  average  effective  maturity of between five and 30 years.

The Fund's  investment  objective is  fundamental.  This means that its Board of
Trustees may not change the objective without obtaining shareholder approval.

The securities we typically invest in
Fixed income  securities  offer the potential for greater  income  payments than stocks,  and also may provide  capital  appreciation.  Municipal bond securities typically  pay  income  free of  federal  income  taxes and may be free of state income taxes in the state where they are issued.

-------------------------------------- ----------------------------------------------
             Securities                               How we use them
-------------------------------------- ----------------------------------------------
Tax-exempt obligations: Commonly       Under normal circumstances, we will
known as municipal bonds, these are    invest at least 80% of the Tax-Free
debt obligations issued by or on       Arizona Fund's net assets in tax-exempt
behalf of a state or territory, its    obligations which are exempt from federal
agencies or instrumentalities,         income taxes, including the federal
municipalities or other political      alternative minimum tax, and from the
sub-divisions.  The interest on        personal income tax in Arizona.  These bonds
these debt obligations can generally   may include general obligation bonds and
be excluded from federal income tax    revenue bonds.
as well as personal income tax in
the state where the bond is issued.
Determination of a bond's tax-exempt
status is based on the opinion of
the bond issuer's legal counsel.
Tax-exempt obligations may include
securities subject to the
alternative minimum tax.  See
Private activity bonds below for
more information.
-------------------------------------- ----------------------------------------------
General obligation bonds:              We may invest without limit in general
Municipal bonds on which the payment   obligation bonds and will primarily invest
of principal and interest is secured   in bonds in the top four quality grades or
by the issuer's pledge of its full     bonds that are unrated, but which the
faith, credit and taxing power.        Manager determines to be of equal quality.
-------------------------------------- ----------------------------------------------
Revenue bonds:    Municipal bonds on   We may invest without limit in revenue bonds
which principal and interest           and will primarily invest in bonds in the
payments are made from revenues        top four quality grades or bonds that are
derived from a particular facility,    unrated, but which the Manager determines to
from the proceeds of a special         be of equal quality.
excise tax or from revenue generated
by an operating project.  Principal
and interest are not secured by the
general taxing power.  Tax-exempt
industrial development bonds, in
most cases, are a type of revenue
bond that is not backed by the
credit of the issuing municipality
and may therefore involve more risk.
-------------------------------------- ----------------------------------------------
Insured municipal bonds: Various       We may invest without limit in insured
municipal issuers may obtain           bonds.  It is possible that a substantial
insurance for their obligations. In    portion of the Fund's portfolio may consist
the event of a default, the insurer    of municipal bonds that are insured by a
is required to make payments of        single insurance company.
interest and principal when due to
the bondholders.  However, there is    Insurance is available on uninsured bonds
no assurance that the insurance        and the Fund may purchase such insurance
company will meet its obligations.     directly.  We will generally do so only if
Insured obligations are typically      we believe that purchasing and insuring a
rated in the top quality grades by     bond provides an investment opportunity at
an NRSRO.                              least comparable to owning other available
                                       insured securities.

                                       The purpose of insurance is to protect
                                       against credit risk.  It does not insure
                                       against market risk or guarantee the value
                                       of the securities in the portfolio or the
                                       value of shares of the Fund.
-------------------------------------- ----------------------------------------------
Short-term money market securities:    Although not a principal investment
Debt securities that are scheduled     strategy, we may invest without limit in
to mature in less than 360 days.       short-term tax-exempt obligations on a
These are generally considered to be   temporary, defensive basis.
very safe and highly liquid.
                                       We may also hold the Fund's assets in
                                       securities of tax-exempt money market mutual
                                       funds or in cash on a temporary, defensive
                                       basis.
-------------------------------------- ----------------------------------------------
Private activity or private            Under normal circumstances, we may invest up
placement bonds:   Municipal bond      to 20% of the Fund's assets in bonds whose
issues whose proceeds are used to      income is subject to the federal alternative
finance certain non-government         minimum tax.  This means that a portion of
activities, including some types of    the Fund's distributions could be subject to
industrial revenue bonds such as       the federal alternative minimum tax that
privately owned sports and             applies to certain taxpayers.
convention facilities.  The Tax
Reform Act of 1986 subjects interest
income from these bonds to the
federal alternative minimum tax and
makes the tax-exempt status of
certain bonds dependent on the
issuer's compliance with specific
requirements after the bonds are
issued.

-------------------------------------- ----------------------------------------------
Municipal leases and certificates of   We may invest without limit in municipal
participation (COPs): Certificates     lease obligations primarily through
of participation are widely used by    certificates of participation.
state and local governments to
finance the purchase of property and   As with its other investments, we expect the
facilities.  COPs are like             Fund's investments in municipal lease
installment purchase agreements. A     obligations to be exempt from regular
governmental corporation may create    federal income taxes.  The Fund will rely on
a COP when it issues long-term bonds   the opinion of the bond issuer's counsel for
to pay for the acquisition of          a determination of the bond's tax-exempt
property or facilities.  The           status.
property or facilities are then
leased to a municipality, which        A feature that distinguishes COPs from
makes lease payments to repay          municipal debt is that leases typically
interest and principal to the          contain a "nonappropriation" or "abatement"
holders of the bonds.  Once the        clause.  This means the municipality leasing
lease payments are completed, the      the property or facility must use its best
municipality gains ownership of the    efforts to make lease payments, but may
property for a nominal sum.            terminate the lease without penalty if its
                                       legislature or other appropriating body does
                                       not allocate the necessary money.  In such a
                                       case, the creator of the COP, or its agent,
                                       is typically entitled to repossess the
                                       property.  In many cases, however, the
                                       market value of the property will be less
                                       than the amount the municipality was paying.

                                       COPs are generally considered illiquid and
                                       are subject to the Fund's limitations on
                                       illiquid securities unless we determine they
                                       are liquid according to the guidelines set
                                       by the Board of Trustees.
-------------------------------------- ----------------------------------------------
Zero coupon bonds are debt             We may invest in zero coupon bonds.  The
obligations which do not entitle the   market prices of these bonds are generally
holder to any periodic payments of     more volatile than the market prices of
interest prior to maturity or a        securities that pay interest periodically
specified date when the securities     and are likely to react to changes in
begin paying current interest.         interest rates to a greater degree than
Therefore, they are issued and         interest-paying bonds having similar
traded at a price lower than their     maturities and credit quality.  They may
face amounts or par value.             have certain tax consequences which, under
                                       certain conditions, could be adverse to the
                                       Fund.
-------------------------------------- ----------------------------------------------

Inverse floaters:  Are a type of       We may invest up to 25% of the Fund's net
derivative tax-exempt obligation       assets in inverse floaters when the
with floating or variable interest     underlying bond is tax-exempt.  Otherwise,
rates that move in the opposite        the Fund's investments in taxable
direction of short-term interest       instruments and securities rated below
rates, usually at an accelerated       investment grade, including inverse floaters
speed. Consequently, the market        on taxable bonds, are limited to 20% of the
values of inverse floaters will        Fund's net assets.
generally be more volatile than
other tax-exempt investments.
-------------------------------------- ----------------------------------------------
Variable rate and floating rate        We may purchase "floating rate" and
obligations: Pay interest at rates     "variable rate" obligations.
that are not fixed, but instead vary
with changes in specified market
rates or indexes on pre-designated
dates.
-------------------------------------- ----------------------------------------------
Advance refunded bonds (also known     We may invest without limit in advance
as Escrow bonds): In an advance        refunded bonds or escrow-secured bonds.
refunding, the issuer will use the     These bonds are generally considered to be
proceeds of a new bond issue to        of very high quality because of the escrow
purchase high-grade interest bearing   account which typically holds U.S.
debt securities. These securities      Treasuries.
are then deposited into an
irrevocable escrow account held by a
trustee bank to secure all future
payments of principal and interest
on pre-existing bonds, which are
then considered to be "advance
refunded bonds." These bonds often
receive the highest rating from S&P
and Moody's.  Defeased bonds are
bonds in which the rights of the
bond holder have been terminated.
This typically relates to an advance
refunding.
-------------------------------------- ----------------------------------------------
High-yield, high-risk municipal        We may invest up to 20% of the Fund's net
bonds: Municipal debt obligations      assets in high-yield, high-risk fixed-income
rated lower than investment grade by   securities.  This limit applies to the
an NRSRO or, if unrated, of            combined value of the Fund's holdings in
comparable quality.  These             lower-rated bonds and its holding of
securities are often referred to as    derivative tax-exempt securities, such as
"junk bonds" and are considered to     inverse floaters.  We will not invest in
be of poor standing and                securities that are rated lower than B by
predominately speculative.             S&P or similarly rated by another rating
                                       agency.  We will not invest in unrated bonds
                                       that are considered to be of a quality lower
                                       than B.
-------------------------------------- ----------------------------------------------
Illiquid securities:  Securities       We may invest up to 15% of the Fund's net
that do not have a ready market, and   assets in illiquid securities.
cannot be easily sold, within seven
days, at approximately the price
that the Fund has valued them.
Illiquid securities include
repurchase agreements maturing in
more than seven days.
-------------------------------------- ----------------------------------------------
Repurchase agreements: An agreement    We may use repurchase agreements as a
between a buyer of securities, such    short-term investment for the Fund's cash
as a fund, and a seller of             position.  In order to enter into these
securities, in which the seller        repurchase agreements, the Fund must have
agrees to buy the securities back      collateral of at least 102% of the repurchase
within a specified time at the same    price.  We may not enter into repurchase
price the buyer paid for them, plus    agreements that represent more than 10% of
an amount equal to an agreed upon      total assets of the Fund except when investing
interest rate. Repurchase agreements   for defensive purposes during periods of adverse
are often viewed as equivalent to      market conditions.  We will only enter into
cash.                                  repurchase agreements in which the collateral
                                       is comprised of U.S. government securities.
-------------------------------------- ----------------------------------------------
Reverse repurchase agreements are      We may invest up to 10% of the Fund's total
the same as repurchase agreements      assets in reverse repurchase agreements.
except that a fund would act as the    This may be preferable to a regular sale and
seller and agree to buy back the       later repurchase of securities because it
securities at the same price the       avoids certain market risk and transaction
buyer paid for them, plus an agreed    costs.  However, these may be used as a form
upon interest rate.                    of leveraging which may exaggerate any
                                       increases or decreases in the Fund's net
                                       asset value.  Because we limit the use of
                                       this speculative technique to 10% of the
                                       Fund's total assets, we believe we can use
                                       it to facilitate the Fund's ability to
                                       provide current income while reducing the
                                       potential risk that leveraging can have on
                                       the Fund's principal.

-------------------------------------- ----------------------------------------------
Options represent a right to buy or    We may invest in futures, options and
sell a security at an agreed upon      closing transactions related thereto. These
price at a future date.  The           activities will not be entered into for
purchaser of an option may or may      speculative purposes, but rather for hedging
not choose to go through with the      purposes and to facilitate the ability to
transaction.                           quickly deploy into the market the Fund's
                                       cash, short-term debt securities and other
                                       money market instruments at times when its
Certain options may be considered to   assets are not fully invested.  We may only
be derivative securities.              enter into these transactions for hedging
                                       purposes if it is consistent with the Fund's
                                       investment objective and policies.

                                       We may invest up to an aggregate of 20% of
                                       the Fund's net assets in futures, options
                                       and swaps as long as the Fund's investment
                                       in these securities when aggregated with
                                       other taxable investments and securities
                                       rated below investment grade does not exceed
                                       20% of the Fund's total net assets.

                                       Use of these strategies can increase the
                                       operating costs of the Fund and can lead to
                                       loss of principal.
-------------------------------------- ----------------------------------------------
Futures contracts are agreements for   We may invest in futures, options and
the purchase or sale of securities     closing transactions related thereto.  These
(or index of securities) at a          activities will not be entered into for
specified price, on a specified        speculative purposes, but rather for hedging
date. Unlike an option, a futures      purposes and to facilitate the ability to
contract must be executed unless it    quickly deploy into the market the Fund's
is sold before the settlement date.    cash, short-term debt securities and other
                                       money market instruments at times when the
                                       Fund's assets are not fully invested.  We
Certain futures and options on         may only enter into these transactions for
futures may be considered to be        hedging purposes if it is consistent with
derivative securities.                 its respective investment objective and
                                       policies.

                                       We may invest up to an aggregate of 20% of
                                       the Fund's net assets in futures, options
                                       and swaps as long as the Fund's investment
                                       in these securities when aggregated with
                                       other taxable investments and securities
                                       rated below investment grade does not exceed
                                       20% of the Fund's total net assets.

                                       Use of these strategies can increase the
                                       Fund's operating costs and can lead to loss
                                       of principal.

-------------------------------------- ----------------------------------------------
Interest rate swaps and index swap     We may use interest rate swaps to adjust its
agreements:  In an interest rate       sensitivity to interest rates by changing
swap, a fund receives payment from     its duration.  We may also use interest rate
another party based on a floating      swaps to hedge against changes in interest
interest rate in return for making     rates.  We may use index swaps to gain
payments based on a fixed interest     exposure to markets that the Fund invests in
rate.  An interest rate swap can       and may also use index swaps as a substitute
also work in reverse, with a fund      for futures, options or forward contracts if
receiving payments based on a fixed    such contracts are not directly available to
interest rate and making payments      the Fund on favorable terms.
based on a floating interest rate.
In an index swap, a fund receives      We may invest up to an aggregate of 20% of
gains or incurs losses based on the    the Fund's net assets in futures, options
total return of an index, in           and swaps as long as the Fund's investment
exchange for making fixed or           in these securities when aggregated with
floating interest rate payments to     other taxable investments and securities
another party.                         rated below investment grade does not exceed
                                       20% of the Fund's total net assets.

                                       Use of these strategies can increase the
                                       Fund's operating costs and can lead to loss
                                       of principal.
-------------------------------------- ----------------------------------------------

The Fund may also invest in other  securities  including,  options,  futures and restricted securities.  Please see the Statement of Additional Information (SAI)
for additional  descriptions on these  securities as well as those listed in the table above.

Downgraded quality ratings
The  credit  quality  restrictions  described  above  apply  only at the time of purchase. The Fund may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond,  after we have changed our assessment of its credit quality. However, the Fund may not have more than 5% of its assets invested in  securities  that have been  downgraded  to a rating  lower than the lowest rating permitted for the Fund.

Borrowing money
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover obligations and will value the designated assets daily.

Temporary defensive positions
During  times of adverse  market  conditions  when we  believe a more  defensive posture is warranted,  the Fund may temporarily  select  investments  other than those  that are its  primary  focus and may also  invest  without  regard to its stated maturity  strategy.  To the extent that the Fund does this, it may not be able to meet its investment objectives.

Concentration
Depending  on the  supply  of  available  bonds  and how  those  bonds  suit our investment needs, we may concentrate the Fund's investments (investing more than
25% of total  assets) in a  particular  segment of the bond  market  such as the housing,  health care and/or utility  industries.  The Fund may also invest more than 25% of total assets in industrial development bonds.

Portfolio turnover
We expect that the Fund's  annual  portfolio  turnover  will not exceed  100%. A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your  investment  in any of the municipal  bond funds to be a long-term investment  that  typically  provides the best results when held for a number of years.  The table below  describes the principal risks you assume when investing in the Fund.  Please  see the SAI for a further  discussion  of these  risks and other risks not discussed here.

--------------------------------------- --------------------------------------------
              The risks                        How we strive to manage them
--------------------------------------- --------------------------------------------
Interest rate risk: is the risk that    Interest rate risk is generally the most
securities, particularly bonds with     significant risk for the Fund.
longer maturities, will decrease in
value if interest rates rise.           Because interest rate movements can be
                                        unpredictable, we do not try to increase
                                        return by aggressively capitalizing on
                                        interest rate moves.  We do attempt to
                                        manage the duration of the Fund in order
                                        to take advantage of our market outlook,
                                        especially on a longer term basis.

--------------------------------------- --------------------------------------------
Market risk: is the risk that all or    We maintain a long-term investment
a majority of the securities in a       approach and focus on bonds that we
certain market - like the stock or      believe will provide a steady income
bond market - will decline in value     stream regardless of interim market
because of economic conditions,         fluctuations.  We do not try to predict
future expectations or investor         overall market movements we generally do
confidence.                             not trade for short-term purposes.

--------------------------------------- --------------------------------------------
Industry and security risk:  Industry   We spread the Fund's assets across
risk is the risk that the value of      different types of municipal bonds and
securities in a particular industry     among bonds representing different
will decline because of changing        industries and regions within a state.  We
expectations for the performance of     also follow a rigorous selection process
that industry.                          before choosing securities for the Fund.
Securities risk is the risk that the    The Fund may concentrate its investments
value of an individual security will    (investing 25% or more of total assets) in
decline because of changing             a particular segment of the bond market
expectations for the performance of     such as the housing, health care and/or
the individual issuer of the security.  utility industries. The Fund may also invest 25% or more of total assets in
                                        industrial development bonds.  We will
                                        generally concentrate our investments in a
                                        particular sector when the supply of bonds
                                        in other sectors does not suit our
                                        investment needs.  This will expose the
                                        Fund to greater industry and security risk.

                                        The Fund may also concentrate their
                                        investments in transportation, education
                                        and/or industrial obligations.
--------------------------------------- --------------------------------------------

--------------------------------------- --------------------------------------------
              The risks                        How we strive to manage them
--------------------------------------- --------------------------------------------
Credit Risk is the possibility that a   We conduct careful credit analysis of
bond's issuer (or an entity that        individual bonds; we focus on high quality
insures the bond) will be unable to     bonds and limit our holdings of bonds
make timely payments of interest and    rated below investment grade.  We also
principal.                              hold a number of different bonds in each
                                        portfolio.  All of this is designed to
In the case of municipal bonds,         help reduce credit risk.
issuers may be affected by poor
economic conditions in their states.

--------------------------------------- --------------------------------------------
High-yield, high-risk municipal         We limit the amount that the Fund may
bonds: Investing in so-called "junk"    invest in lower quality, higher yielding
bonds entails the risk of principal     bonds.
loss, which may be greater than the
risk involved in investment grade
bonds. High-yield bonds are sometimes
issued by municipalities with lesser
financial strength and therefore less
ability to make projected debt
payments on the bonds.

Some analysts believe a protracted
economic downturn would adversely
affect the value of outstanding bonds
and the ability of high-yield issuers
to repay principal and interest.  In
particular, for a high-yield revenue
bond, adverse economic conditions to
the particular project or industry
which backs the bond would pose a
significant risk.
--------------------------------------- --------------------------------------------
Call risk is the risk that a bond       We take into consideration the likelihood
issuer will prepay the bond during      of prepayment when we select bonds and
periods of low interest rates,          when appropriate we look for bonds that
forcing investors to reinvest their     have protection against early prepayment.
money at interest rates that might be   This may have the added benefit of
lower than rates on the called bond.    improving the Fund's investment
                                        performance in a declining interest rate
                                        environment.
--------------------------------------- --------------------------------------------
Liquidity risk is the possibility       We limit the Fund's exposure to illiquid
that securities cannot be readily       securities to no more than 15% of its net
sold, within seven days, at             assets.
approximately the price that a fund
values them.
--------------------------------------- --------------------------------------------

--------------------------------------- --------------------------------------------
              The risks                        How we strive to manage them
--------------------------------------- --------------------------------------------
Non-diversified funds:                  The Fund is non-diversified and is subject
Non-diversified funds have the          to this risk.
flexibility to invest as much as 50%
of their assets in as few as two        Nevertheless, we typically hold securities
issuers provided no single issuer       from a variety of different issuers,
accounts for more than 25% of the       representing different sectors and
portfolio. The remaining 50% of the     different types of municipal projects.
portfolio must be diversified so that   We also perform extensive credit analysis
no more than 5% of a fund's assets is   on all securities.  We closely monitor the
invested in the securities of a         credit status of bonds that represent a
single issuer. Because a                larger percentage of portfolio assets.
non-diversified fund may invest its
assets in fewer issuers, the value of
fund shares may increase or decrease
more rapidly than if a fund were
fully diversified.  If a fund were to
invest a large portion of its assets
in a single issuer, the fund could be
significantly affected if that issuer
was unable to satisfy its financial
obligations.

--------------------------------------- --------------------------------------------
Geographic concentration risk is the    We invest primarily in Arizona and may be
heightened sensitivity to regional,     subject to geographic concentration risk.
state and local political and
economic conditions that could          We carefully monitor the Arizona economy,
adversely affect the holdings in a      and in general we believe it is broad
fund.  There is also a risk that        enough to satisfy our investment needs.
there could be inadequate supply of     In addition, we have the flexibility to
municipal bonds in a particular state.  invest in issuers in Puerto Rico, the U.S.
                                        Virgin Islands and Guam whose bonds are
                                        also free of Arizona individual income
                                        taxes.
--------------------------------------- --------------------------------------------
Alternative minimum tax risk: If a      Under normal circumstances, the Fund may
fund invests in bonds whose income is   invest up to 20% of its assets in bonds
subject to an alternative minimum       whose income is subject to the federal
tax, that portion of the fund's         alternative minimum tax.
distributions would be taxable for
shareholders who are subject to this
tax.
--------------------------------------- --------------------------------------------

Derivatives risk is the possibility     We will use derivatives for defensive
that a fund may experience a            purposes, such as to protect gains or
significant loss if it employs a        hedge against potential losses in the
derivatives strategy (including a       portfolio without actually selling a
strategy involving inverse floaters,    security, to neutralize the impact of
futures, options, and swaps such as     interest rate changes, to improve
interest rate swaps and index swaps)    diversification or to earn additional
related to a security or a market       income.  We will generally not use
index and that security or index        derivatives for reasons inconsistent with
moves in the opposite direction from    the Fund's investment objectives.
what the portfolio manager had
anticipated. A significant risk of
derivative transactions is the
creditworthiness of the
counter-party, since the transaction
depends on the willingness and
ability of the counter-party to
fulfill its contractual obligations.
Derivatives also involve additional
expenses, which could reduce any
benefit or increase any loss to a
fund from using the strategy.

--------------------------------------- --------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of its portfolio securities is available in its SAI.

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its  services to the Fund,  the Manager was paid an  aggregate  fee,  net of waivers,  of 0.35%  of the  Fund's  average daily net assets for the last fiscal year.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the
Fund's investment advisory contract is available in the Fund's annual reports to shareholders for the period ended August 31, 2006.

Portfolio managers
Joseph R. Baxter and Robert F. Collins have  primary  responsibility  for making the day-to-day  investment  decisions for the Tax-Free  Arizona Fund. Mr. Baxter and Mr. Collins assumed responsibility for the Fund on April 22, 2004.

Joseph R. Baxter

Senior Vice  President,  Head of Municipal  Bond  Department,  Senior  Portfolio
Manager

Mr. Baxter joined  Delaware  Investments in 1999. He heads the firm's  municipal bond  department  and is  responsible  for setting the  department's  investment strategy.  He is also a co-portfolio  manager of the firm's municipal bond funds and several  client  accounts.  Before  joining  Delaware  Investments,  he held investment  positions with First Union,  most recently as a municipal  portfolio manager with the Evergreen  Funds.  Mr. Baxter  received a bachelor's  degree in finance and marketing from LaSalle University.

Robert F. Collins, CFA

Senior Vice President, Senior Portfolio Manager

Mr. Collins joined Delaware Investments in 2004 and is a co-portfolio manager of several of the firm's municipal bond funds and client accounts. Prior to joining
Delaware  Investments,  he spent five  years as a  co-manager  of the  municipal portfolio management group within PNC Advisors,  where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, he headed the municipal fixed income team at Wilmington Trust,  where he managed funds and high net worth  accounts.  Mr. Collins  earned a bachelor's  degree in economics from  Ursinus  College,  and he is  also a  former  president  of the  Financial
Analysts of Wilmington, Delaware.

The Fund's SAI provides  additional  information about each portfolio  manager's compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio manager's ownership of Fund shares.

Manager of managers structure
The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager,  with the approval of the Fund's Board of Trustees, to appoint  and  replace  sub-advisors,  enter into  sub-advisory  agreements,  and materially  amend and  terminate  sub-advisory  agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). The Manager of
Managers  Structure was approved by  shareholders at a meeting held on March 23,
2005 (or as adjourned).  Under the Manager of Manager Structure, the Manager has
ultimate  responsibility,   subject  to  oversight  by  the  Fund's  Board,  for
overseeing the Fund's  sub-advisors  and  recommending to the Fund's Board their hiring,  termination  or  replacement.  The SEC  order  does  not  apply  to any sub-advisor  that is affiliated with the Fund or the Manager.  While the Manager does not currently expect to use the Manager of Managers  Structure with respect to the Fund,  the Manager may, in the future,  recommend to the Fund's Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?

This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                            Board of Trustees
Investment manager                                                              Custodian
Delaware Management Company                                                     Mellon Bank, N.A.
2005 Market Street                                                              One Mellon Center
Philadelphia, PA 19103-7094                      The Fund                       Pittsburgh, PA  15258

                             Distributor                             Service agent
                             Delaware Distributors, L.P.             Delaware Service Company, Inc.
                             2005 Market Street                      2005 Market Street
                             Philadelphia, PA 19103-7094             Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page [] for details)
                                            Financial advisors

                                               Shareholders

Board of Trustees    A mutual fund is governed  by a board of trustees which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager  and  distributor.  However,  the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees.  These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor    Most mutual funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
National  Association of Securities Dealers,  Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler     Pursuant to a contractual  agreement  with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent    Mutual fund companies employ service agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients--analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the Distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally through sales  commissions,  12b-1 fees and/or service fees deducted from the Fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund

You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.25% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B and Class C shares.  See  "Dealer  compensation"  below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

Class A sales charges

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage of sales charge and rounding.

---------------------------------- ----------------------- -----------------------
                                    Sales charge as % of    Sales charge as % of
                                       offering price         amount invested
----------------------------------------------------------------------------------
        Less than $99,999                  4.50%                   4.71%
----------------------------------------------------------------------------------
   $100,000 but under $250,000             3.50%                   3.63%
----------------------------------------------------------------------------------
   $250,000 but under $500,000             2.50%                   2.56%
----------------------------------------------------------------------------------
  $500,000 but under $1 million            2.00%                   2.04%
----------------------------------------------------------------------------------
     Amount over $1 million                None*                   None*
----------------------------------------------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A shares. However, if the Fund's Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem these shares  within the first year after your  purchase and 0.50%
if you  redeem  them  within the second  year,  unless a specific  waiver of the charge  applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser  of: (1) the net asset  value at the time of  purchase  of the Class A shares  being  redeemed,  or (2) the net asset value of such Class A shares at the time of  redemption.  For  purposes  of this formula,  the "net asset  value at the time of  purchase"  will be the net asset value at purchase of the Class A shares even if those shares are later exchanged for  shares of  another  Delaware  Investments(R)  Fund and,  in the event of an exchange  of Class A shares,  the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares acquired in the exchange.
In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the  longest  period of time.  See  "Dealer  compensation"  below for a description of the dealer commission that is paid.

CLASS B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third  year,  1.50%  during the  fourth and fifth  years,  1.00%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to an annual 12b-1 fee no greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.25%.
     Conversion  may occur as late as three months  after,  as  applicable,  the eighth or fifth anniversary of purchase, during which time Class B's higher
     12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time.

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first,  followed by shares acquired through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges  (CDSC) are charged as a percentage  of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another  Delaware  Investments(R)
Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation
Your  financial  advisor  who sells you  shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

                                    Class A(1)      Class B(2)     Class C(3)
Commission (%)                          -             4.00%          1.00%
Investment up to $99,999              4.00%             -              -
$100,000 to $249,999                  3.00%             -              -
$250,000 to $499,999                  2.00%             -              -
$500,000 to $999,999                  1.60%             -              -
$1,000,000 to $4,999,999              1.00%             -              -
$5,000,000 to $24,999,999             0.50%             -              -
$25,000,000 and more                  0.25%             -              -
12b-1 Fee to Dealer                   0.25%           0.25%          1.00%

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission  of 4.00% (2.00% for Tax-Free  Minnesota  Intermediate
     Fund).  Your securities  dealer also may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.  After approximately eight years,
     Class B shares  automatically  convert  into Class A shares and dealers may then be eligible to receive the 0.25% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's  12b-1 fee of up to 0.25%.  During the first 12 months, the  Distributor  retains the full 1.00% 12b-1 fee to partially  offset the up-front  commission  and the  prepaid  0.25% fee  advanced  at the time of purchase.  Starting  in the  13th  month,  your  securities  dealer  may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors,  Inc. and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers,  dealers or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants, sales persons and customers (distribution assistance). The level of payments  made to a  qualifying  Financial  Intermediary  in any given year will vary. To the extent  permitted by SEC and NASD rules and other  applicable  laws and  regulations,  the  Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosures  provided  by such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value or the price of the Fund's shares.

For more information, please see the Fund's SAI.

About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account, including retirement accounts, held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings. Class R shares have no sales charge. We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

--------------- ----------------------- -----------------------------------------------------------
                                                                      Share class
   Program           How it works              A                       B                  C
--------------- ----------------------- ---------------- ------------------------------------------
  Letter of       Through a Letter             X         Although the Letter of
  Intent          of Intent you                          Intent and Rights of
                  agree to invest a                      Accumulation do not apply
                  certain amount in                      to the purchase of Class B
                  Delaware                               and Class C shares, you can
                  Investments(R) Funds                   combine your purchase of
                  (except money                          Class A shares with your
                  market funds with                      purchase of Class B and
                  no sales charge)                       Class C shares to fulfill
                  over a 13-month                        your Letter of Intent.
                  period to qualify
                  for reduced
                  front-end sales
                  charges.
--------------- ----------------------- ----------------
  Rights of       You can combine             X
  Accumulation    your holdings or
                  purchases of all
                  funds in the
                  Delaware
                  Investments (R)
                  Funds (except
                  money market
                  funds with no
                  sales charge) as
                  well as the
                  holdings and
                  purchases of your
                  spouse and
                  children under 21
                  to qualify for
                  reduced front-end
                  sales charges.
--------------- ----------------------- ---------------- ----------------------------- ------------
                  Up to 12 months       For Class A,     For Class B, your account     Not
  Reinvestment    after you redeem      you will not     will be credited with the     available
  of              shares, you can       have to pay      contingent deferred sales
  Redeemed        reinvest the          an               charge you previously paid
  Shares          proceeds without      additional       on the amount you are
                  paying a sales        front-end        reinvesting. Your schedule
                  charge as noted       sales charge.    for contingent deferred
                  to the right.                          sales charges and conversion
                                                         to Class A will not start
                                                         over again; it will pick up
                                                         from the point at which you
                                                         redeemed your shares.
--------------- ----------------------- ---------------- ----------------------------- ------------

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware Investments(R) Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by: (i)  current  and former  officers,  Trustees/Directors  and employees of any Delaware  Investments(R)  Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)  Funds;  and  (iii)  registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee-based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV Agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

------------------------------- ------------------ ------------------- -------------------
                                                      Share Class
Category                               A*                  B                   C
------------------------------- ------------------ ------------------- -------------------
Redemptions in accordance               X                  X                   X
with a Systematic Withdrawal
Plan, provided the annual
amount selected to be
withdrawn under the Plan does
not exceed 12% of the value
of the account on the date
that the Systematic
Withdrawal Plan was
established or modified.
------------------------------- ------------------ ------------------- -------------------
Redemptions that result from            X                  X                   X
the Fund's right to liquidate
a shareholder's account if
the aggregate net asset value
of the shares held in the
account is less than the
then-effective minimum
account size.
------------------------------- ------------------ ------------------- -------------------
For distributions from                  X                  X                   X
accounts established under
the Uniform Gifts to Minors
Act or Uniform Transfers to
Minors Act or trust accounts,
the waiver applies upon the
death of all beneficial
owners.
------------------------------- ------------------ ------------------- -------------------
Redemptions by the classes of           X                 Not                  Not
shareholders who are                                  available.            available.
permitted to purchase shares
at net asset value,
regardless of the size of the
purchase.  See "Buying Class
A shares at Net Asset Value"
above.
------------------------------- ------------------ ------------------- -------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)' Web site at  www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI.

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will  not be  accepted  until  such  purchase  order  is  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25,  under the Uniform  Gifts to Minors Act or the Uniform
Transfers to Minors Act, or through an Automatic Investing Plan.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures approved by the Board.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus  and annual and  semiannual  reports to that  address  unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will  continue to send one copy of each of these  documents to your  household  until  you  notify  us  that  you  wish to  receive  individual materials.  If you  wish  to  receive  individual  materials,  please  call  our
Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will begin sending you individual  copies of these  documents 30 days after receiving your request.

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O.
Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W.
7th Street,  Kansas City, MO 64105 for redemptions by overnight courier service.
Please do not send redemption requests to 2005 Market Street,  Philadelphia,  PA
19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account  minimum  of $1,000  ($250 for  Uniform  Gifts to Minors  Act or Uniform
Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more  consecutive  months,  you will have until the end of the  current calendar quarter to raise the balance to the minimum.  If your account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum  balance,  If your  account  does not reach the  minimum  balance,  the Fund may  redeem  your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly  investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)'  Web site that gives you access to your account  information and allows you to perform transactions in a secure internet environment.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)   Fund.  The  shares  that  you  purchase  through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  exchange  all or part of your  shares,  normally for shares of the same class in another Delaware  Investments(R)  Fund without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for  similar  shares in other funds,  your new shares will be subject to the same  contingent  deferred  sales charge as the  shares  you  originally  purchased.  The  holding  period for the contingent  deferred sales charge will also remain the same,  with the amount of time you held your original  shares being credited  toward the holding period of your new  shares.  You do not pay  sales  charges  on shares  that you  acquired through  the  reinvestment  of  dividends.  You may  have to pay  taxes  on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange  request,  if in the  Manager's  judgment,  the Fund would be unable to invest effectively in accordance with its investment  objectives and policies or would otherwise potentially be adversely affected.

Special services (continued)

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  MoneyLine  has a  minimum  transfer  of $25  and a  maximum transfer  of  $50,000.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one.

Systematic Withdrawal Plan
Through our  Systematic  Withdrawal  Plan you can  arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A shares and the  contingent  deferred  sales charge for Class B and C shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be  subject to the  applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund or the Optimum Fund Trust to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an  unaffiliated  fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect the Fund's performance,  if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and Distributions. The Fund has qualified to be treated as a regulated investment  company  under the Internal  Revenue  Code of 1986,  as amended (the
Code).  As a regulated  investment  company,  the Fund generally pays no federal income tax on the income and gains it  distributes  to you.  The Fund expects to declare all its net investment  income,  if any, on a daily basis and distribute to  shareholders  as dividends  monthly.  The Fund will also  distribute any net realized  capital gains, if any, at least annually,  typically in December.  The amount of any  distribution  will vary,  and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.  We automatically reinvest  all  dividends  and any  capital  gains,  unless  you  direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you received the previous  calendar  year. New for
2006,  the  Fund is now  required  to  include  on your  information  statement, exempt-interest dividends and the separately-identified portion that constitutes an  item  of  tax  preference  for  purposes  of  the  alternative  minimum  tax
(tax-exempt AMT interest). Distributions declared in December to shareholders of record in such  month but paid in  January  are  taxable as if they were paid in
December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary,  the Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

TAXES

Tax Considerations.  You may receive three different types of distributions from the Fund,  including  exempt-interest  dividends,  taxable income  dividends and capital gain distributions. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

Exempt-interest  dividends.  Most Fund distributions  consist of exempt-interest dividends  (dividends  paid from interest  earned on municipal  securities).  In
general,   these   dividends  are  exempt  from  regular   federal  income  tax.
Exempt-interest  dividends  from  interest  earned on  municipal  securities  of
Arizona,  or its  political  subdivisions,  generally  are also exempt from that state's  personal income tax.  Income from municipal  securities of other states generally  does not  qualify as  tax-free.  Because of these tax  exemptions,  a tax-free fund may not be a suitable  investment for  retirement  plans and other tax-exempt  investors.  Corporate  shareholders should note that these dividends may be fully taxable in states that impose  corporate  franchise taxes, and they should  consult  with their tax  advisors  about the  taxability  of this income before investing in the Fund.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad  retirement  benefits.  The Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.

Taxable  income  dividends.  The Fund may  invest a  portion  of its  assets  in securities that pay income that is not tax-exempt.  The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio  securities.  If you are a taxable investor,  Fund  distributions from this income are taxable to you as ordinary  income,  and  generally  will not be treated as qualified  dividend  income  subject to reduced rates of taxation for individuals.

Capital  gain  distributions.  The Fund also may realize net  long-term  capital gains and  distribute  these gains to you as capital gain  distributions.  These distributions  are taxable to you as long-term  capital gains no matter how long you have owned your shares.

Capital  gain  distributions.  The Fund also may realize net  long-term  capital gains from the sale of its portfolio securities. Fund distributions of long-term capital  gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.

Sales or  exchanges  of Fund shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R) Fund is the same as a sale.

Backup  withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares  generally  are  subject to state and local  taxes  (except as  described above). Non-U.S.  investors may be subject to U.S. withholding at a 30% or lower treaty  rate  and  U.S.  estate  tax,  and  are  subject  to  special  U.S.  tax certification requirements.

The following  discussion relates to certain state tax consequences of investing in the Fund described in this Prospectus. Unless otherwise noted, the discussion applies to individual  investors that are residents of Arizona.  The information is  current  as of the  date of this  Prospectus.  Distributions  from  the Fund including  exempt-interest  dividends  and capital  gains  distributions  may be subject to tax in states other than Arizona.  We do not intend this  information to replace careful tax planning and we encourage you to consult your tax advisor regarding your own tax situation.

Arizona State Taxation
You may  exclude  any  exempt  interest  dividends  paid to you by the  Tax-Free
Arizona Fund from your Arizona  taxable  income if the dividends can be excluded from your gross income for federal  income tax purposes and if the dividends are derived from interest on:

o    obligations of the State of Arizona and its political subdivisions; or
o    qualifying  obligations of United States  territories and possessions  that are exempt from state taxation under federal law.

You may exclude  dividends derived from interest on these securities to the same extent as if you held these  securities  directly  rather than investing in them through a mutual fund.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  The information has been audited by Ernst & Young LLP, whose reports,  along with the Fund's financial statements,  are included in the
Fund's annual reports, which are available upon request by calling 800 523-1918.

                                    Income (loss) from         Less dividends and
                                   investment operations          distributions
                                --------------------------- ---------------------------
                                        Net
                                        realized                      Distri-
                                        and                           butions
                                        and un-                       from
                      Net               realized    Total   Divi-     net      Total
                      asset             gain        from    dends     real-    divi-    Net
                      value,    Net     (loss)      invest- from net  ized     dends    asset
                      begin-    invest- on          ment    invest-   gain on  and      value,
                      ning of   ment    invest-     opera-  ment      invest-  distri-  end of
                      period    income  ments       tions   income    ments    butions  period
--------------------- --------- ------- ----------- ------- --------- -------- -------- ---------
Delaware Tax-Free
Arizona Fund
Class A - 8/31/06     $11.560   0.467   (0.210)     0.257   (0.467)       ---  (0.467)  $11.350
Class A - 8/31/05      11.410   0.468     0.174     0.642   (0.468)   (0.024)  (0.492)   11.560
Class A - 8/31/04      11.160   0.469     0.308     0.777   (0.469)   (0.058)  (0.527)   11.410
Class A - 8/31/03      11.530   0.502   (0.253)     0.249   (0.502)   (0.117)  (0.619)   11.160
Class A - 8/31/02      11.500   0.510     0.100     0.610   (0.510)   (0.070)  (0.580)   11.530

Class B - 8/31/06     $11.570   0.382   (0.210)     0.172   (0.382)       ---  (0.382)  $11.360
Class B - 8/31/05      11.420   0.382     0.174     0.556   (0.382)   (0.024)  (0.406)   11.570
Class B - 8/31/04      11.170   0.384     0.308     0.692   (0.384)   (0.058)  (0.442)   11.420
Class B - 8/31/03      11.540   0.416   (0.253)     0.163   (0.416)   (0.117)  (0.533)   11.170
Class B - 8/31/02      11.500   0.426     0.110     0.536   (0.426)   (0.070)  (0.496)   11.540

Class C - 8/31/06     $11.580   0.381   (0.200)     0.181   (0.381)       ---  (0.381)  $11.380
Class C - 8/31/05      11.430   0.382     0.174     0.556   (0.382)   (0.024)  (0.406)   11.580
Class C - 8/31/04      11.180   0.384     0.308     0.692   (0.384)   (0.058)  (0.442)   11.430
Class C - 8/31/03      11.550   0.415   (0.253)     0.162   (0.415)   (0.117)  (0.532)   11.180
Class C - 8/31/02      11.520   0.426     0.100     0.526   (0.426)   (0.070)  (0.496)   11.550

                                                   Ratios and supplemental data:
                                ---------------------------------------------------------
                                                                         Ratio
                                                                         of net
                                                                         invest-
                                                     Ratio of            ment
                                                     expenses            income
                                                     to                  to
                                                     average             average
                                                     net       Ratio     net
                                                     assets    of        assets
                                            Ratio    prior to  invest-   prior to
                                Net         of ex-   expense   ment      expense
                                assets,     spenses  limita-   income    limita-
                                end of      to       tion and  to        tion and   Port-
                                period      average  expenses  average   expenses   folio
                      Total     (000        net      paid in-  net       paid in-   turn-
                      Return(1) omitted)    assets   directly  assets    directly   over
------------------------------- ----------- -------- --------- --------- ---------- -----
Delaware Tax-Free
Arizona Fund
Class A - 8/31/06     2.31%     $131,468    0.76%    0.91%     4.12%     3.97%       8%
Class A - 8/31/05     5.74%      134,874    0.80%    0.91%     4.07%     3.96%       3%
Class A - 8/31/04     7.09%      122,436    0.90%    0.90%     4.14%     4.14%      19%
Class A - 8/31/03     2.17%      129,683    0.86%    0.91%     4.37%     4.32%      29%
Class A - 8/31/02     5.54%      141,424    0.90%    0.90%     4.50%     4.50%      46%

Class B - 8/31/06     1.54%      $16,413    1.51%    1.66%     3.37%     3.22%       8%
Class B - 8/31/05     4.95%       19,005    1.55%    1.66%     3.32%     3.21%       3%
Class B - 8/31/04     6.28%       13,355    1.65%    1.65%     3.39%     3.39%      19%
Class B - 8/31/03     1.41%       14,666    1.61%    1.66%     3.62%     3.57%      29%
Class B - 8/31/02     4.83%       13,678    1.65%    1.65%     3.75%     3.75%      46%

Class C - 8/31/06     1.63%       $8,117    1.51%    1.66%     3.37%     3.22%       8%
Class C - 8/31/05     4.94%        8,591    1.55%    1.66%     3.32%     3.21%       3%
Class C - 8/31/04     6.27%        6,651    1.65%    1.65%     3.39%     3.39%      19%
Class C - 8/31/03     1.40%        8,544    1.61%    1.66%     3.62%     3.57%      29%
Class C - 8/31/02     4.73%        8,115    1.65%    1.65%     3.75%     3.75%      46%

Notes to financial highlights

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized  gain on  investments  occurs when we sell an investment at a profit, while a realized  loss  occurs  when we sell an  investment  at a loss.  When an investment  increases  or decreases in value but we do not sell it, we record an unrealized  gain or loss.  The amount of realized  gain,  if any, that we pay to
shareholders   would  be  listed  under  "Less  dividends  and  distributions  -
Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights tables,  we include  applicable  fee waivers,  exclude front end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single security. High turnover can result in increased transaction cots and tax liability for investors and may affect a fund's performance.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Alternative minimum tax
A federal tax designed to ensure that  individuals and  corporations  with large incomes owe at least some income tax.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is inversely  related to current  interest  rates.  When interest rates rise,  bond prices fall,  and when interest rates fall,  bond prices rise. See  Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invested is paid back at a  pre-specified  maturity date.  These  securities,  which include  government, corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's (S&P) and Fitch, Inc. (Fitch).

Redeem
To cash in your shares by selling them back to the mutual fund.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

--------------------------------------------------------------------------------

                    CONTACT INFORMATION

                    WEB SITE
                    www.delawareinvestments.com

                    E-MAIL
                    service@delinvest.com

                    SHAREHOLDER SERVICE CENTER
                    800 523-1918
                    Call the Shareholder Service Center Monday to Friday, 8 a.m.
                    to 7 p.m. Eastern Time:
                    o    For fund  information,  literature,  price,  yield  and
                         performance figures.
                    0    For information on existing regular investment accounts
                         and   retirement    plan   accounts    including   wire
                         investments,  wire redemptions,  telephone  redemptions
                         and telephone exchanges.

                            DELAPHONE SERVICE
                            800 362-FUND (800 362-3863)
                    o    For convenient access to account information or current
                         performance  information on all Delaware Investments(R)
                         Funds  seven  days a week,  24  hours a day,  use  this
                         Touch-Tone(R)service.

                    Investment Company Act file number: 811-4973

Fund Symbols

                                           NASDAQ Symbols
                                   --------------------------------
                                    Class A   Class B    Class C
Delaware Tax-Free Arizona Fund       VAZIX     DVABX      DVACX

                                     CUSIP Numbers
                                   -----------------------------------------
                                     Class A       Class B      Class C
                                     928916204     928928639    928916501

PR-322 [8/06] CGI 12/06

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 29 filed August 16, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed August 16, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 36 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of the Agreement and Declaration of Trust  incorporated into this filing by reference to Post-Effective  Amendment No. 29 filed August 16, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 36 filed October 31, 2005.

          (d)  Investment  Advisory Contracts.  Executed  Investment  Management
               Agreement  (November 1, 1999) between Delaware Management Company
               (a  series  of  Delaware   Management  Business  Trust)  and  the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 31 filed October 30, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of each Fund incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         October 31, 2001.

                    (ii) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P. on behalf of the Registrant incorporated into this
                         filing by reference to Post-Effective  Amendment No. 39
                         filed December 28, 2006.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 33 filed
                    November 18, 2002.

               (3)  Vision  Mutual Fund  Gateway(R)  Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement (May 16, 2002) between  Mellon Bank,  N.A. and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 33 filed November 18, 2002.

               (2)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 35 filed December 3, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 32 filed October
                    31, 2001.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 39
                         filed December 28, 2006.

                    (ii) Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 34
                         filed October 31, 2003.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 25 filed August 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 36 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  38 filed
                         October 30, 2006.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of each Fund  attached as Exhibit No.
                    EX-99.h.3.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (August 5, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 29 filed August 16, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting  Firm  (January  2,  2007)  attached  as  Exhibit  No.
               EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital   Agreements.   Letter  of  Investment   Intent
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 2 filed on April 20, 1987.

          (m)  Rule 12b-1 Plans.  Plans of  Distribution  (April 19, 2001) under
               Rule  12b-1  for  Class A, B and C Shares  on behalf of each Fund incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 32 filed October 31, 2001.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 37 filed December 28, 2005.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Post-Effective Amendment No. 38 filed October 30, 2006.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 38 filed October 30, 2006.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Post-Effective Amendment No. 38 filed October 30, 2006.

          (q)  Other.  Powers of Attorney  (November 15, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed
               December 28, 2006.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article  VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 36 filed October 31, 2005.

Item 26.  Business  and  Other  Connections of Investment Adviser.  Incorporated
          into this filing by reference to  Post-Effective  Amendment  No. 32 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File
          No. 033-63238, filed January 3, 2007.

Item 27.  Principal Underwriters.  Incorporated into this filing by reference to
          Post-Effective  Amendment No. 32 to the Registration Statement on Form
          N-1A of Voyageur Mutual Funds,  File No.  033-63238,  filed January 3,
          2007.

Item 28.  Location  of  Accounts and Records.  All accounts and records required to be  maintained by Section  31(a) of the  Investment  Company Act of
          1940 and the rules under that  section are  maintained  at 2005 Market
          Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas
          City, MO 64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on  this  3rd day of
January, 2007.

                                   VOYAGEUR INSURED FUNDS

                                   By:        /s/ Patrick P. Coyne
                                                  Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                 Title                                  Date
------------------------- -------------------------------------- -----------------

/s/ Patrick P. Coyne      Chairman/President/Chief               January 3, 2007
Patrick P. Coyne          Executive Officer (Principal
                          Executive Officer) and Trustee

Thomas L. Bennett     *   Trustee                                January 3, 2007
Thomas L. Bennett

John A. Fry           *   Trustee                                January 3, 2007
John A. Fry

Anthony D. Knerr      *   Trustee                                January 3, 2007
Anthony D. Knerr

Lucinda S. Landreth   *   Trustee                                January 3, 2007
Lucinda S. Landreth

Ann R. Leven          *   Trustee                                January 3, 2007
Ann R. Leven

Thomas F. Madison     *   Trustee                                January 3, 2007
Thomas F. Madison

Janet L. Yeomans      *   Trustee                                January 3, 2007
Janet L. Yeomans

J. Richard Zecher     *   Trustee                                January 3, 2007
J. Richard Zecher

Richard Salus         *   Senior Vice President/Chief            January 3, 2007
Richard Salus             Financial Officer (Principal
                          Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                            (Voyageur Insured Funds)

Exhibit No.     Exhibit
-------------- -----------------------------------------------------------------
EX-99.h.3      Form  of  Investment Advisory Expense Limitation Letter (December
               2006) between Delaware  Management  Company (a series of Delaware
               Management Business Trust) and Registrant, on behalf of each Fund

EX-99.j        Consent   of   Independent   Registered  Public  Accounting  Firm
               (January 2, 2007)